Contract Costs - Summary of Movement in Impairment of Contract Costs (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Balance as of beginning of financial year	$ 1,100,000
Charge to profit or loss	1,496,501	$ 1,100,000
Balance as of end of financial year	$ 2,596,501	$ 1,100,000